Fair value measurement - Warrants schedule (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Continuity schedule
Balance, beginning of period	[1]	$ 1,037,441
Balance, end of period		852,093	$ 1,037,441	[1]
Public warrants
Continuity schedule
Balance, beginning of period		15,113	4,335		$ 5,174
Change in fair value		22,655	10,778		(839)
Redemption of warrants		(37,768)
Exercise of warrants		37,768
Balance, end of period			15,113		4,335
Private Placement Warrants
Continuity schedule
Balance, beginning of period		11,176	3,108		3,266
Promissory note conversion warrants			103
Issuance of warrants					480
Change in fair value		16,754	7,965		(638)
Redemption of warrants		(27,930)
Exercise of warrants		27,930
Balance, end of period			11,176		$ 3,108
Mezz Warrants
Continuity schedule
Balance, beginning of period		16,906
Issuance of warrants			13,665
Change in fair value		(5,840)	3,241
Balance, end of period		$ 11,066	$ 16,906

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.